Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net loss	$ (6,497,000)	$ (55,846,000)
Items not involving cash:
Amortization	20,000	23,000
Change in fair value of warrants	(342,000)	(44,000)
Deferred income tax expense (recovery)	728,000	(4,576,000)
Equity pick up from associate	(308,000)	1,327,000
Impairment of exploration and evaluation assets		53,893,000
Gain on sale of available-for-sale securities		(1,152,000)
Share based payment expense	2,268,000	2,263,000
Unrealized foreign exchange (gain) loss	(355,000)	28,000
Accounts receivable	469,000	(301,000)
Prepaid expenses	(106,000)	(31,000)
Trade and other payables	170,000	(24,000)
Net cash used in operating activities	(3,953,000)	(4,440,000)
INVESTING ACTIVITIES
Exploration and evaluation expenditures	(1,420,000)	(1,323,000)
Investment in associate	(19,435,000)	(7,363,000)
Investment in securities	(1,704,000)	(566,000)
Net proceeds from sale of available-for-sale securities		1,369,000
Purchase of equipment	(13,000)	(39,000)
Redemption (purchase) of term deposits	55,000,000	(55,000,000)
Net cash provided by (used in) investing activities	32,428,000	(62,922,000)
FINANCING ACTIVITIES
Issuance of common shares upon exercise of stock options	283,000	4,659,000
Issuance of common shares, net of share issue costs	47,935,000	70,654,000
Net cash from financing activities	48,218,000	75,313,000
EFFECTS OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	355,000	(28,000)
INCREASE IN CASH AND CASH EQUIVALENTS	77,048,000	7,923,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	83,347,000	75,424,000
CASH AND CASH EQUIVALENTS, END OF YEAR	160,395,000	83,347,000
TERM DEPOSITS (Maturities in excess of 90 days)		$ 55,000